OTHER INFORMATION (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share options [member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	1,031,893,000	903,955,000
Awarded during the period	15,567	158,637
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(114,227)	(30,699)
Total Rights at ending	933,233,000	1,031,893,000	903,955,000
Vested	566,326	388,779
Unvested	366,907	643,114
Total Rights assigned to the beneficiaries			900,148
Fair value of the LTIP in USD			€ 1,058,967
Weighted average price in USD			€ 1.18
Options granted during the period			180,030
Options exercised during the period
Options outstanding			180,030
Exercisable
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	787,874,000	899,918,000
Awarded during the period	7,974	81,254
Issued during the period	(193,275)	(175,944)
Cash settled during the period	(1,529)	(3,084)
Exercised during the period
Forfeited during the period	(42,177)	(14,270)
Total Rights at ending	558,867,000	787,874,000	899,918,000
Vested	196,150	194,804
Unvested	362,717	593,070
Total Rights assigned to the beneficiaries			897,970
Fair value of the LTIP in USD			€ 3,632,610
Weighted average price in USD			€ 4.05
Options granted during the period			179,594
Options exercised during the period
Options outstanding			179,594
Exercisable
Deferred Payments Right [Member]
IfrsStatementLineItems [Line Items]
Total Rights at beginning	8,813,162,000	8,792,426,000
Awarded during the period	163,458	313,242
Issued during the period
Cash settled during the period
Exercised during the period
Forfeited during the period	(73,411)	(292,506)
Total Rights at ending	8,903,209,000	8,813,162,000	8,792,426,000
Vested	5,330,973	3,530,831
Unvested	3,572,236	5,282,331
Total Rights assigned to the beneficiaries
Fair value of the LTIP in USD			€ 4,131,152
Weighted average price in USD
Options granted during the period			37,918
Options exercised during the period
Options outstanding			37,918
Exercisable